Acquisition- Pro Forma (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	3 Months Ended																12 Months Ended
	Jul. 01, 2016	Jul. 01, 2016	[1]	Apr. 01, 2016	[2]	Jan. 01, 2016	[3]	Oct. 02, 2015	[4]	Jul. 03, 2015	[5]	Apr. 03, 2015	[6]	Jan. 02, 2015	[7]	Oct. 03, 2014	[8]	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Business Acquisition [Line Items]
Net income (loss)		$ (366)		$ 74		$ 251		$ 283		$ 220		$ 384		$ 438		$ 423		$ 242	$ 1,465	$ 1,617
Business Acquisition, Pro Forma Revenue																		17,846	20,613
Business Acquisition, Pro Forma Net Income (Loss)																		$ 65	$ 762
Business Acquisition, Pro Forma Earnings Per Share, Basic																		$ 0.23	$ 2.71
Business Acquisition, Pro Forma Earnings Per Share, Diluted																		$ 0.23	$ 2.65
SanDisk [Member]
Business Acquisition [Line Items]
Revenues	$ 793

[1]	Includes $122 million of employee termination, asset impairment and other charges related to the closure of the Company’s Odawara Facility and Restructuring Plan, and $116 million of costs related to the acquisition of SanDisk.
[2]	Includes $140 million of employee termination, asset impairment and other charges related to the closure of the Company’s Odawara Facility and business realignment and $16 million of costs related to the acquisition of SanDisk.
[3]	Includes $27 million of employee termination, asset impairment and other charges related to business realignment, $32 million of charges related to interest on an arbitration award and $27 million of costs related to the acquisition of SanDisk.
[4]	Includes $56 million of employee termination, asset impairment and other charges related to business realignment.
[5]	Includes $104 million of employee termination, asset impairment and other charges.
[6]	Includes $10 million of employee termination, asset impairment and other charges.
[7]	Includes $53 million of employee termination, asset impairment and other charges, $1 million of charges related to interest on an arbitration award and a $37 million gain on flood-related insurance recovery.
[8]	Includes $9 million of employee termination, asset impairment and other charges and $14 million of charges related to interest on an arbitration award.